Two World Trade Center,
New York, New York 10048

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 2001

DEAR SHAREHOLDER:

For most investors, the six-month period ended February 28, 2001, was an extraordinarily difficult time to be in the market. Warnings of earnings shortfalls from leading new-economy companies such as Lucent and Intel, uncertainty surrounding the outcome of the U.S. presidential election and increasing evidence of a slowing economy led to broad market declines. This backdrop was particularly unfavorable for technology investments but benefited stocks in such value-oriented areas of the market as finance, utilities and energy. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq that suffered the sharpest declines, shedding nearly 2,000 points or 48 percent of its value in a mere six months.


PERFORMANCE

For the six-month period ended February 28, 2001, Morgan Stanley Dean Witter Tax-Managed Growth Fund's Class A, B, C and D shares returned -27.44 percent, -27.87 percent, -27.87 percent and -27.41 percent, respectively. For the same period, the Standard & Poor's 500 Stock Index (S&P 500) returned -17.83 percent.* The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.


According to Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, performance was hurt by the dramatic decline of technology stocks, the largest sector weight in the Index. In the current market environment, it was not unusual for even fundamentally sound companies to see their prices cut by half or more in an extremely short

---------------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 2001, continued

time. Three stocks tied to the semiconductor industry, Maxim Integrated Products (a maker of integrated circuits), Intel (the world's leading microprocessor manufacturer) and Applied Materials (producer of equipment used to make computer chips), all hindered the Fund's performance during the reporting period. The Fund's holdings in Cisco and Juniper Networks also negatively affected its performance. Both companies make routers, which move data from point to point along computer networks. Despite recent poor results, the sub-advisor continues to be confident about the long-term outlook for companies such as Cisco and Juniper, whose fortunes are closely linked to the Internet's growth.

Within the consumer-staples sector, an overweighted position in media stocks, including Liberty Media, hurt the Fund's performance. Liberty's results were hindered by a weakening economy and concerns of slowing advertising revenue in the wake of dot-com failures. Consumer cyclical exposure also detracted from results. During the reporting period, stocks of many retail companies suffered in response to slower consumer spending and higher labor costs. Home Depot, which represented about 1.8 percent of the Fund's portfolio, detracted from its relative performance.

The Fund's best performer during the reporting period was United Technologies, a diversified conglomerate. The company's excellent management team has demonstrated an understanding of how to create shareholder wealth even in the face of short-term economic woes. Another stock whose performance helped balance the Fund's more cyclical holdings was Freddie Mac, a government-sponsored business that buys residential mortgages from banks and other lenders and uses them to generate interest and fee income. The sub-advisor believes Freddie Mac stands to benefit from increased mortgage production due to lower interest rates. Also, the company continues to have outstanding credit - a very important quality when investors are nervous. The Fund was also overweight in health care, one of the better performing sectors in the Index, which had a positive effect on performance. Although the Fund's stocks had positive returns, they lagged the Index sector's returns.

According to Morgan Stanley Dean Witter Investment Management, the Fund's portfolio is generally diversified among 75 to 100 issues. The portfolio typically holds a balance of classic growth stocks such as Pfizer, General Electric and Cisco, as well as less well-known growth names such as Tyco International and United Technologies. A hallmark of the sub-advisor's strategy is its philosophy of opportunistic concentration, of which the Fund's weighting in Tyco is a good example. The Fund can hold up to 10 percent of its assets in a single name. The sub-advisor believes that this approach should lead to attractive performance as well as limit portfolio turnover caused by tight weighting restrictions. In addition, the top ten holdings will typically represent 35 to 45 percent of the portfolio.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 2001, continued

Security selection is driven by fundamental equity research, with the Fund's portfolio built by using a bottom-up approach. The sub-advisor seeks companies with an understandable and compelling business strategy, a strong management team and shareholder orientation, market or niche dominance, and, most importantly, the prospect of strong earnings growth.


LOOKING AHEAD

Despite the pain that many investors have felt recently, Morgan Stanley Dean Witter Investment Management believes there may be a silver lining to the market's clouds. In recent years, many companies saw their stock prices rise consistently, despite having no revenues and being based on business models that could be considered tenuous. This climate put pressure on established businesses with solid earnings - the type of growth companies the Fund's portfolio management team is traditionally attracted to. The sub-advisor believes that once the current storm clears, we will end up with fewer, stronger, more able businesses to invest in. The sub-advisor is approaching the current investment situation with both caution and optimism. While no one can reliably predict what will happen to the stock market in the next week, month or year, history has shown that patient stock investors have been rewarded over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Managed Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin


CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FUND PERFORMANCE February 28, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------

                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
Since Inception (4/26/00)            (24.10)%(1)         (28.08)%(2)

                          CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
Since Inception (4/26/00)            (24.70)%(1)         (28.47)%(2)



                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
Since Inception (4/26/00)            (24.70)%(1)         (25.45)%(2)

                          CLASS D SHARES++
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
Since Inception (4/26/00)            (24.00)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited)




    NUMBER OF
     SHARES                                                         VALUE
----------------                                                 -------------
                   COMMON STOCKS (97.7%)
                   Aerospace & Defense (2.2%)
  48,400           General Dynamics Corp. ....................   $  3,299,912
                                                                 ------------
                   Apparel/Footwear Retail (0.7%)
  56,800           Limited, Inc. (The) .......................      1,002,520
                                                                 ------------
                   Beverages: Alcoholic (1.7%)
  60,100           Anheuser-Busch Companies, Inc. ............      2,626,370
                                                                 ------------
                   Beverages: Non-Alcoholic (1.5%)
   8,000           Coca-Cola Co. .............................        424,240
  40,000           PepsiCo, Inc. .............................      1,843,200
                                                                 ------------
                                                                    2,267,440
                                                                 ------------
                   Biotechnology (1.7%)
  15,400           Amgen Inc.* ...............................      1,109,762
   5,600           CuraGen Corp.* ............................        155,750
   7,000           Genentech, Inc.* ..........................        367,500
  11,200           Gilead Sciences, Inc.* ....................        418,600
   3,700           Invitrogen Corp.* .........................        297,850
  11,100           Tularik Inc.* .............................        289,294
                                                                 ------------
                                                                    2,638,756
                                                                 ------------
                   Cable/Satellite TV (4.5%)
190,400            AT&T Corp. - Liberty Media
                     Group (Class A)* ........................      2,798,880
 44,600            Comcast Corp. (Class A Special)* ..........      1,931,737
 90,200            General Motors Corp. (Class H)* ...........      2,044,834
                                                                 ------------
                                                                    6,775,451
                                                                 ------------
                   Computer Communications (3.2%)
  6,500            Brocade Communications Systems,
                     Inc.* ...................................        252,281
162,400            Cisco Systems, Inc.* ......................      3,846,850
  8,400            Juniper Networks, Inc.* ...................        542,325
  7,684            McDATA Corp. - (Class A)* .................        137,362
                                                                 ------------
                                                                    4,778,818
                                                                 ------------
                   Computer Peripherals (1.3%)
 40,800            EMC Corp.* ................................      1,622,208
  8,200            QLogic Corp.* .............................        306,475
                                                                 ------------
                                                                    1,928,683
                                                                 ------------
                   Computer Processing Hardware (3.1%)
 45,300            Compaq Computer Corp. .....................        915,060
 21,200            Hewlett-Packard Co. .......................        611,620
 20,400            International Business Machines
                     Corp. ...................................      2,037,960
 52,200            Sun Microsystems, Inc.* ...................      1,037,475
                                                                 ------------
                                                                    4,602,115
                                                                 ------------



    NUMBER OF
     SHARES                                                         VALUE
----------------                                                 -------------
                   Discount Stores (3.2%)
  3,900            BJ's Wholesale Club, Inc.* ................   $    177,489
 14,300            Costco Wholesale Corp.* ...................        597,025
 34,500            Dollar General Corp. ......................        641,700
 34,600            Dollar Tree Stores, Inc.* .................        962,312
 48,900            Wal-Mart Stores, Inc. .....................      2,449,401
                                                                 ------------
                                                                    4,827,927
                                                                 ------------
                   Electronic Components (1.1%)
 19,300            Jabil Circuit, Inc.* ......................        433,864
 42,600            Sanmina Corp.* ............................      1,270,012
                                                                 ------------
                                                                    1,703,876
                                                                 ------------
                   Electronic Equipment/Instruments (0.4%)
 20,750            JDS Uniphase Corp.* .......................        555,062
                                                                 ------------
                   Electronic Production Equipment (0.1%)
  1,900            Applied Materials, Inc.* ..................         80,275
                                                                 ------------
                   Electronics/Appliance Stores (0.3%)
 10,100            RadioShack Corp. ..........................        432,280
                                                                 ------------
                   Engineering & Construction (0.5%)
 51,100            Spectrasite Holdings, Inc.* ...............        699,431
                                                                 ------------
                   Finance/Rental/Leasing (3.3%)
 75,400            Freddie Mac ...............................      4,965,090
                                                                 ------------
                   Financial Conglomerates (3.5%)
 20,800            American Express Co. ......................        912,704
 88,066            Citigroup, Inc. ...........................      4,331,086
                                                                 ------------
                                                                    5,243,790
                                                                 ------------
                   Food Retail (1.3%)
 36,500            Safeway Inc.* .............................      1,982,315
                                                                 ------------
                   Food: Major Diversified (1.0%)
 15,900            Quaker Oats Company (The) .................      1,550,568
                                                                 ------------
                   Food: Specialty/Candy (0.5%)
 17,400            Keebler Foods Co. .........................        730,104
                                                                 ------------
                   Home Improvement Chains (0.9%)
 32,400            Home Depot, Inc. (The) ....................      1,377,000
                                                                 ------------
                   Hospital/Nursing Management (0.7%)
 25,100            HCA-The Healthcare Corp. ..................        993,960
                                                                 ------------
                   Hotels/Resorts/Cruiselines (0.2%)
 10,800            Starwood Hotels & Resorts
                     Worldwide, Inc. .........................        376,920
                                                                 ------------
                   Household/Personal Care (0.7%)
 14,100            Procter & Gamble Co. (The) ................        994,050
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited) continued




    NUMBER OF
     SHARES                                                         VALUE
----------------                                                 -------------
                   Industrial Conglomerates (17.8%)
194,400            General Electric Co. ....................   $  9,039,600
195,300            Tyco International Ltd. (Bermuda) .......     10,673,145
 90,200            United Technologies Corp. ...............      7,027,482
                                                               ------------
                                                                 26,740,227
                                                               ------------
                   Information Technology Services (0.2%)
 18,400            StorageNetworks, Inc.* ..................        271,400
                                                               ------------
                   Internet Software/Services (0.4%)
 11,500            BEA Systems, Inc.* ......................        441,312
  2,800            VeriSign, Inc.* .........................        133,525
                                                               ------------
                                                                    574,837
                                                               ------------
                   Major Banks (2.2%)
 64,500            Bank of New York Co., Inc. (The) ........      3,339,810
                                                               ------------
                   Major Telecommunications (3.0%)
 63,608            Verizon Communications Inc. .............      3,148,596
 85,400            WorldCom, Inc.* .........................      1,419,775
                                                               ------------
                                                                  4,568,371
                                                               ------------
                   Media Conglomerates (2.4%)
 71,700            AOL Time Warner Inc.* ...................      3,156,951
 10,000            Viacom, Inc. (Class B) (Non-Voting)*.            497,000
                                                               ------------
                                                                  3,653,951
                                                               ------------
                   Medical Specialties (1.5%)
 10,000            Applera Corp. - Applied
                     Biosystems Group ......................        691,000
 32,200            Medtronic, Inc. .........................      1,647,996
                                                               ------------
                                                                  2,338,996
                                                               ------------
                   Multi-Line Insurance (1.8%)
 32,350            American International Group, Inc. ......      2,646,230
                                                               ------------
                   Packaged Software (6.5%)
 15,700            i2 Technologies, Inc.* ..................        421,938
 22,300            Intuit Inc.* ............................        917,088
  9,700            Mercury Interactive Corp.* ..............        610,494
 80,200            Microsoft Corp.* ........................      4,731,800
 94,800            Oracle Corp.* ...........................      1,801,200
 19,159            Veritas Software Corp.* .................      1,244,138
                                                               ------------
                                                                  9,726,658
                                                               ------------
                   Pharmaceuticals: Major (14.7%)
 18,900            Abbott Laboratories .....................        925,911
 62,300            American Home Products Corp. ............      3,848,271
 40,500            Bristol-Myers Squibb Co. ................      2,568,105
 11,800            Johnson & Johnson .......................      1,148,494
 11,900            Lilly (Eli) & Co. .......................        945,574
 23,700            Merck & Co., Inc. .......................      1,900,740
169,825            Pfizer, Inc. ............................      7,642,125


    NUMBER OF
     SHARES                                                         VALUE
----------------                                                 -------------
 50,400            Pharmacia Corp. .........................   $  2,605,680
 10,800            Schering-Plough Corp. ...................        434,700
                                                               ------------
                                                                 22,019,600
                                                               ------------
                   Semiconductors (3.2%)
  6,000            Analog Devices, Inc.* ...................        223,800
  8,400            Broadcom Corp. (Class A)* ...............        413,700
103,700            Intel Corp. .............................      2,961,931
  9,800            Maxim Integrated Products, Inc.* ........        452,025
 19,500            Texas Instruments, Inc. .................        576,225
 10,800            TranSwitch Corp.* .......................        216,675
                                                               ------------
                                                                  4,844,356
                                                               ------------
                   Specialty Stores (0.5%)
 25,500            Tiffany & Co. ...........................        793,305
                                                               ------------
                   Specialty Telecommunications (3.5%)
 97,400            American Tower Corp. (Class A)* .........      2,818,756
 70,900            Crown Castle International Corp.* .......      1,781,363
 11,000            Qwest Communications
                     International, Inc.* ..................        406,670
 13,400            TyCom, Ltd.* ............................        264,650
                                                               ------------
                                                                  5,271,439
                                                               ------------
                   Telecommunication Equipment (2.4%)
 13,000            CIENA Corp.* ............................        873,438
 20,700            Corning Inc. ............................        560,970
 18,100            Nokia Corp. (ADR) (Finland) .............        398,200
 11,000            QUALCOMM Inc.* ..........................        602,938
 24,000            Scientific-Atlanta, Inc. ................      1,125,600
                                                               ------------
                                                                  3,561,146
                                                               ------------
                   TOTAL COMMON STOCKS
                   (Cost $168,690,366)......................    146,783,039
                                                               ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (2.5%)
              REPURCHASE AGREEMENT
$  3,684      Joint repurchase agreement
                account 5.461% due 03/01/01
                (dated 02/28/01; proceeds
                $3,684,559) (a) (Cost $3,684,000) ..........      3,684,000
                                                               ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 2001 (unaudited) continued


                                                   VALUE
                                                ---------------
TOTAL INVESTMENTS
(Cost $172,374,366) (b) .........   100.2%      $150,467,039
LIABILITIES IN EXCESS OF OTHER
ASSETS ..........................    (0.2)          (296,773)
                                    -----       ------------
NET ASSETS ......................   100.0%      $150,170,266
                                    =====       ============

--------------------------------
ADR American Depository Receipt.
*   Non-income producing security.
(a) Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,735,007 and the aggregate gross unrealized depreciation is $30,642,334, resulting in net unrealized depreciation of $21,907,327.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (unaudited)


ASSETS:
Investments in securities, at value
  (cost $172,374,366) .............................................   $150,467,039
Cash ..............................................................         76,335
Receivable for:
   Investments sold ...............................................        558,115
   Shares of beneficial interest sold .............................        227,176
   Dividends ......................................................         78,094
Deferred offering costs ...........................................         16,845
Prepaid expenses and other assets .................................         75,210
                                                                      -------------
   TOTAL ASSETS ...................................................    151,498,814
                                                                      -------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................        924,324
   Shares of beneficial interest repurchased ......................        139,115
   Plan of distribution fee .......................................        114,827
   Investment management fee ......................................        104,938
Offering costs ....................................................          1,002
Accrued expenses and other payables ...............................         44,342
                                                                      -------------
   TOTAL LIABILITIES ..............................................      1,328,548
                                                                      -------------
   NET ASSETS .....................................................   $150,170,266
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $196,092,531
Net unrealized depreciation .......................................    (21,907,327)
Net investment loss ...............................................     (1,031,920)
Accumulated net realized loss .....................................    (22,983,018)
                                                                      -------------
   NET ASSETS .....................................................   $150,170,266
                                                                      =============
CLASS A SHARES:
Net Assets ........................................................   $ 11,065,197
Shares Outstanding (unlimited authorized, $.01 par value) .........      1,458,632
   NET ASSET VALUE PER SHARE ......................................   $       7.59
                                                                      =============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................   $       8.01
                                                                      =============
CLASS B SHARES:
Net Assets ........................................................   $116,672,629
Shares Outstanding (unlimited authorized, $.01 par value) .........     15,484,872
   NET ASSET VALUE PER SHARE ......................................   $       7.53
                                                                      =============
CLASS C SHARES:
Net Assets ........................................................   $ 20,072,111
Shares Outstanding (unlimited authorized, $.01 par value) .........      2,663,961
   NET ASSET VALUE PER SHARE ......................................   $       7.53
                                                                      =============
CLASS D SHARES:
Net Assets ........................................................   $  2,360,329
Shares Outstanding (unlimited authorized, $.01 par value) .........        310,703
   NET ASSET VALUE PER SHARE ......................................   $       7.60
                                                                      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $317 foreign withholding tax) .........     $     498,891
Interest ................................................           143,918
                                                              -------------
   TOTAL INCOME .........................................           642,809
                                                              -------------
EXPENSES
Investment management fee ...............................           709,127
Plan of distribution fee (Class A shares) ...............            12,019
Plan of distribution fee (Class B shares) ...............           634,354
Plan of distribution fee (Class C shares) ...............           118,667
Transfer agent fees and expenses ........................            64,664
Offering costs ..........................................            53,495
Registration fees .......................................            34,739
Professional fees .......................................            26,779
Shareholder reports and notices .........................             8,183
Trustees' fees and expenses .............................             5,877
Custodian fees ..........................................             2,976
Other ...................................................             3,849
                                                              -------------
   TOTAL EXPENSES .......................................         1,674,729
                                                              -------------
   NET INVESTMENT LOSS ..................................        (1,031,920)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .......................................       (17,833,683)
Net change in unrealized appreciation ...................       (35,880,990)
                                                              -------------
   NET LOSS .............................................       (53,714,673)
                                                              -------------
NET DECREASE ............................................     $ (54,746,593)
                                                              ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                                               FOR THE PERIOD
                                                            FOR THE SIX        APRIL 26, 2000*
                                                            MONTHS ENDED           THROUGH
                                                         FEBRUARY 28, 2001     AUGUST 31, 2000
                                                        -------------------   ----------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .................................      $  (1,031,920)      $   (640,414)
Net realized loss ...................................        (17,833,683)        (5,149,335)
Net change in unrealized appreciation ...............        (35,880,990)        13,973,663
                                                           -------------       ------------
   NET INCREASE (DECREASE) ..........................        (54,746,593)         8,183,914
Net increase from transactions in shares of
  beneficial interest ...............................         22,276,552        174,356,393
                                                           -------------       ------------
   NET INCREASE (DECREASE) ..........................        (32,470,041)       182,540,307
NET ASSETS:
Beginning of period .................................        182,640,307            100,000
                                                           -------------       ------------
   END OF PERIOD
   (Including a net investment loss of $1,031,920 and
   $0, respectively) ................................      $ 150,170,266       $182,640,307
                                                           =============       ============

---------------------
* Commencement of operations.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Managed Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited) continued

comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

G. OFFERING COSTS - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $108,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited) continued

2.  INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,902,579 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited) continued

The Distributor has informed the Fund that for the six months ended February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,637, $211,350 and $17,484, respectively and received $36,566 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2001 aggregated $74,815,799, and $50,862,091, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2001, the Fund had transfer agent fees and expenses payable of approximately $100.


5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $5,149,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences attributable to post-October losses.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                             FOR THE PERIOD
                                              FOR THE SIX                   APRIL 26, 2000*
                                             MONTHS ENDED                       THROUGH
                                           FEBRUARY 28, 2001                AUGUST 31, 2000
                                    ------------------------------- -------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                    --------------- ---------------  -------------- ----------------
CLASS A SHARES
Sold ..............................       375,482    $   3,331,104      2,105,376     $ 21,026,014
Redeemed ..........................      (703,624)      (6,146,857)      (321,102)      (3,259,702)
                                         --------    -------------      ---------     ------------
Net increase (decrease) - Class A .      (328,142)      (2,815,753)     1,784,274       17,766,312
                                         --------    -------------      ---------     ------------
CLASS B SHARES
Sold ..............................     4,318,265       38,044,251     13,438,151      133,961,982
Redeemed ..........................    (1,913,671)     (16,326,291)      (360,373)      (3,591,890)
                                       ----------    -------------     ----------     ------------
Net increase - Class B ............     2,404,594       21,717,960     13,077,778      130,370,092
                                       ----------    -------------     ----------     ------------
CLASS C SHARES
Sold ..............................       439,958        4,020,190      2,691,429       26,873,820
Redeemed ..........................      (376,119)      (3,226,467)       (93,807)        (929,749)
                                       ----------    -------------     ----------     ------------
Net increase - Class C ............        63,839          793,723      2,597,622       25,944,071
                                       ----------    -------------     ----------     ------------
CLASS D SHARES
Sold ..............................       393,650        3,531,633         27,476          275,918
Redeemed ..........................      (112,923)        (951,011)             -                -
                                       ----------    -------------     ----------     ------------
Net increase - Class D ............       280,727        2,580,622         27,476          275,918
                                       ----------    -------------     ----------     ------------
Net increase in Fund ..............     2,421,018    $  22,276,552     17,487,150     $174,356,393
                                       ==========    =============     ==========     ============

---------------
*      Commencement of operations.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                FOR THE PERIOD
                                                             FOR THE SIX        APRIL 26, 2000*
                                                             MONTHS ENDED           THROUGH
                                                          FEBRUARY 28, 2001     AUGUST 31, 2000
------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $   10.46                $ 10.00
                                                            ----------                -------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.02)                 (0.02)
 Net realized and unrealized gain (loss) ...............        (2.85)                  0.48
                                                            ----------                -------
Total income (loss) from investment operations .........        (2.87)                  0.46
                                                            ----------                -------
Net asset value, end of period .........................    $    7.59                $ 10.46
                                                            ==========                =======
TOTAL RETURN+(1) .......................................       (27.44)%                 4.60%
RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ...............................................         1.25 %                 1.46%
Net investment loss ....................................        (0.48)%                (0.46)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $  11,065                $18,695
Portfolio turnover rate (1) ............................           31 %                   17%

-------------
 *    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                                               FOR THE PERIOD
                                                            FOR THE SIX        APRIL 26, 2000*
                                                            MONTHS ENDED           THROUGH
                                                         FEBRUARY 28, 2001     AUGUST 31, 2000
------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $    10.44              $  10.00
                                                            ----------              --------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.06)                (0.04)
 Net realized and unrealized gain (loss) ...............         (2.85)                 0.48
                                                            ----------              --------
Total income (loss) from investment operations .........         (2.91)                 0.44
                                                            ----------              --------
Net asset value, end of period .........................    $     7.53              $  10.44
                                                            ==========              ========
TOTAL RETURN+(1) .......................................        (27.87)%                4.40 %
RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ...............................................          2.09 %                2.21 %
Net investment loss ....................................         (1.32)%               (1.21)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $  116,673             $ 136,498
Portfolio turnover rate (1) ............................            31 %                  17 %

--------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                                               FOR THE PERIOD
                                                            FOR THE SIX        APRIL 26, 2000*
                                                            MONTHS ENDED           THROUGH
                                                         FEBRUARY 28, 2001     AUGUST 31, 2000
------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $    10.44             $ 10.00
                                                            ----------             -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.06)              (0.04)
 Net realized and unrealized gain (loss) ...............         (2.85)               0.48
                                                            ----------             -------
Total income (loss) from investment operations .........         (2.91)               0.44
                                                            ----------             -------
Net asset value, end of period .........................    $     7.53             $ 10.44
                                                            ==========             =======
TOTAL RETURN+(1) .......................................        (27.87)%              4.40 %
RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ...............................................          2.09 %              2.21 %
Net investment loss ....................................         (1.32)%             (1.21)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $   20,072            $ 27,133
Portfolio turnover rate (1) ............................            31 %                17 %

--------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS, continued



                                                                               FOR THE PERIOD
                                                            FOR THE SIX        APRIL 26, 2000*
                                                            MONTHS ENDED           THROUGH
                                                         FEBRUARY 28, 2001     AUGUST 31, 2000
------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $    10.47               $ 10.00
                                                            ----------               -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.01)                (0.01)
 Net realized and unrealized gain (loss) ...............         (2.86)                 0.48
                                                            ----------               -------
Total income (loss) from investment operations .........         (2.87)                 0.47
                                                            ----------               -------
Net asset value, end of period .........................    $     7.60               $ 10.47
                                                            ==========               =======
TOTAL RETURN+(1) .......................................        (27.41)%                4.70 %
RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ...............................................          1.09 %                1.21 %
Net investment loss ....................................         (0.32)%               (0.21)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $    2,360               $  314
Portfolio turnover rate (1) ............................            31 %                 17 %

--------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
TAX-MANAGED
GROWTH FUND



SEMIANNUAL REPORT
FEBRUARY 28, 2001